FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial expenses:
Bank charges and other	$ 900	$ 495	$ 443
Exchange rate expense, net	3,068	4,796	0
Total financial expenses	3,968	5,291	443
Financial income:
Exchange rate income, net	0	0	361
Interest income on deposits, money market funds and marketable securities	63,447	60,659	41,993
Accretion of discount on marketable securities	1,586	132	0
Total financial income	65,033	60,791	42,354
Financial income, net	$ 61,065	$ 55,500	$ 41,911